RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet - Amount Recognized [Member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	£ 424	£ 1,022
Defined benefit pension schemes [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	550	1,146
Other post-retirement benefit schemes [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	£ (126)	£ (124)